Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - Defined benefit pension plans	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.90%	4.70%
Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	5.00%
Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		39.10%	28.80%
Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	35.00%
Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		28.20%	31.50%
Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		14.80%	13.70%
Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	15.00%
Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		14.00%	21.30%
Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	15.00%
Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.90%	5.80%
International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		90.60%	85.00%
International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	93.70%
International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.60%	3.80%
International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.20%
International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.70%	0.80%
International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.20%	2.20%
International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	1.20%
International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.00%	2.40%
International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.00%